CONSOLIDATED BALANCE SHEETS (Parenthetical) - shares	Dec. 31, 2024	Dec. 31, 2023
Treasury stock (in shares)	30,049,351	3,038,865
Common Class A
Common stock, shares authorized (in dollars per share)	900,000,000	900,000,000
Common stock, shares, issued (in shares)	112,306,279	128,738,857
Common stock, shares, outstanding (in shares)	112,306,279	128,738,857
Common Class B
Common stock, shares authorized (in dollars per share)	232,500,000	232,500,000
Common stock, shares, issued (in shares)	48,902,840	49,814,864
Common stock, shares, outstanding (in shares)	48,902,840	49,814,864